Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Feb. 28, 2022	[1]		$ 70	$ 30	$ (11,778,367)	$ (11,778,267)
Balances, shares at Feb. 28, 2022	[1]		70,370
Issuance of Common Shares			$ 13	17,295,860		17,295,873
Issuance of Common Shares, Shares			13,001
Net Loss					(5,033,496)	(5,033,496)
Balances at Feb. 28, 2023	[1],[2]		$ 83	17,295,890	(16,811,863)	484,110
Balances, shares at Feb. 28, 2023	[1],[2]		83,371
Net Loss					(1,095,371)	(1,095,371)
Balances at May. 31, 2023	[2]		$ 83	17,295,890	(17,907,234)	(611,261)
Balances, shares at May. 31, 2023	[2]		83,371
Balances at Feb. 28, 2023	[1],[2]		$ 83	17,295,890	(16,811,863)	484,110
Balances, shares at Feb. 28, 2023	[1],[2]		83,371
Net Loss					(7,332,151)	(7,332,151)
Issuance of Preferred Shares		473		1,603,027		1,603,500
Issuance of Preferred Shares, Shares		472,680
Common Shares Issued for Conversion of Preferred Stock			$ 53	3,968,507		3,968,560
Common Shares Issued for Conversion of Preferred Stock, shares			52,818
Purchases of Common Shares			$ 16	1,905,954		1,905,970
Purchases of Common Shares, Sharers			15,481
Issuance of Common Shares for Services			$ 4	13,106		13,110
Issuance of Common Shares for Services, Shares			4,337
Reverse Acquisition of Sigma Additive Solutions, Inc.		$ 1	$ 780	2,367,637		2,368,418
Reverse Acquisition of Sigma Additive Solutions, Inc., Shares		316	780,423
Stock Compensation				116,512		116,512
Preferred Stock Dividends				7,125	(7,125)
Balances at Feb. 29, 2024	[1]	$ 474	$ 936	27,277,758	(24,151,139)	3,128,029
Balances, shares at Feb. 29, 2024	[1]	472,996	936,430
Net Loss					(1,978,717)	(1,978,717)
Common Shares Issued for Conversion of Preferred Stock		$ (410)	$ 410
Common Shares Issued for Conversion of Preferred Stock, shares		(409,502)	409,502
Preferred Stock Dividends				10,688	(10,688)
Stock Options Issued to Employees				16,394		16,394
Balances at May. 31, 2024		$ 64	$ 1,346	$ 27,304,840	$ (26,140,544)	$ 1,165,706
Balances, shares at May. 31, 2024		63,494	1,345,932

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.